EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.06 - Schedule 5

Report Pulled:	9/16/2026
Loan Count:	618 / 629
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	6	0.97%
Appraised Value	28	4.45%
CLTV	32	5.18%
Debt Service Coverage Ratio	123	19.90%
First Payment Due Date	22	3.56%
Loan Purpose	8	1.29%
LTV	36	5.83%
Maturity Date	9	1.46%
Occupancy Type	1	0.16%
Original Interest Rate	20	3.24%
Original Loan Amount	3	0.49%
Original Qualifying FICO Score	14	2.27%
Origination/Note Date	7	1.13%
Originator Back-End DTI	13	2.10%
Property Type	33	5.25%
Qualifying PITIA	59	9.55%
Sales Price	7	1.11%
The Original Principal and Interest Payment Amount	23	3.72%
Total Reserves	10	1.62%